FINANCIAL INSTRUMENTS (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Opening loss allowance	$ 9,613
Allowance account for credit losses of financial assets	10,768	$ 9,613
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Opening loss allowance	(12,473)	(7,960)	$ (8,792)
Increase due to impairment loss	2,840	3,507	1,097
Increase due to business combination	0	2,043	0
Used impairment	(86)	0	(321)
Unused impairment reversed	(1,587)	(1,037)	(1,608)
Increase (decrease) due to exchange differences	(343)	0	0
Allowance account for credit losses of financial assets	$ (13,297)	$ (12,473)	$ (7,960)